Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Jun. 30, 2026	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000135035
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional
Accumulated Value	$ 1,000,000	$ 1,068,441		$ 1,121,680	$ 1,173,091	$ 1,215,038	$ 1,251,734	$ 1,305,709	$ 1,271,408	$ 1,282,334	$ 1,354,526	$ 1,142,529	$ 1,278,625	$ 1,336,430	$ 1,304,000	$ 1,411,002	$ 999,777	$ 1,175,433	$ 1,258,013	$ 1,523,269	$ 1,696,416	$ 1,792,359	$ 1,799,181	$ 1,888,480	$ 1,871,213	$ 1,620,278	$ 1,494,201	$ 1,692,123	$ 1,715,956	$ 1,804,799	$ 1,769,843	$ 1,991,028	$ 2,331,507	$ 2,261,074	$ 2,413,551	$ 2,445,429	$ 2,399,159	$ 2,473,584	$ 2,684,651	$ 2,895,927	$ 2,796,630	$ 3,092,641
C000012417
Account Value [Line Items]
Line Graph and Table Measure Name			Investor
Accumulated Value	10,000	10,681		11,208	11,718	12,130	12,492	13,026	12,679	12,783	13,499	11,379	12,732	13,301	12,973	14,030	9,938	11,678	12,494	15,122	16,834	17,778	17,836	18,712	18,530	16,038	14,786	16,734	16,963	17,835	17,476	19,649	22,998	22,295	23,789	24,085	23,621	24,344	26,402	28,469	27,486	30,367
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000	1,038,521		1,078,236	1,143,643	1,178,961	1,231,783	1,313,632	1,303,660	1,348,426	1,452,400	1,256,037	1,427,462	1,488,897	1,514,183	1,651,518	1,327,854	1,600,639	1,743,567	1,955,379	2,076,122	2,253,607	2,266,723	2,516,678	2,400,948	2,014,369	1,916,015	2,060,886	2,215,392	2,409,065	2,330,205	2,602,644	2,877,377	3,000,637	3,177,272	3,253,818	3,114,809	3,455,644	3,736,398	3,835,600	3,669,353	4,227,116
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,385		10,782	11,436	11,790	12,318	13,136	13,037	13,484	14,524	12,560	14,275	14,889	15,142	16,515	13,279	16,006	17,436	19,554	20,761	22,536	22,667	25,167	24,009	20,144	19,160	20,609	22,154	24,091	23,302	26,026	28,774	30,006	31,773	32,538	31,148	34,556	37,364	38,356	36,694	42,271
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	1,000,000	1,034,805		1,103,899	1,139,974	1,155,302	1,191,297	1,254,736	1,219,186	1,233,520	1,303,876	1,151,005	1,288,372	1,337,903	1,356,039	1,456,498	1,067,176	1,219,682	1,287,896	1,497,218	1,665,728	1,752,482	1,738,813	1,873,921	1,860,099	1,632,968	1,541,237	1,732,668	1,750,101	1,821,410	1,763,764	1,931,279	2,104,816	2,059,226	2,253,409	2,208,771	2,255,945	2,341,380	2,466,170	2,560,105	2,613,864	2,975,657
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000	$ 10,348		$ 11,039	$ 11,400	$ 11,553	$ 11,913	$ 12,547	$ 12,192	$ 12,335	$ 13,039	$ 11,510	$ 12,884	$ 13,379	$ 13,560	$ 14,565	$ 10,672	$ 12,197	$ 12,879	$ 14,972	$ 16,657	$ 17,525	$ 17,388	$ 18,739	$ 18,601	$ 16,330	$ 15,412	$ 17,327	$ 17,501	$ 18,214	$ 17,638	$ 19,313	$ 21,048	$ 20,592	$ 22,534	$ 22,088	$ 22,559	$ 23,414	$ 24,662	$ 25,601	$ 26,139	$ 29,757